Commitments (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Commitments (Details) [Line Items]
Marketing costs	$ 200,000
WinScan platform description	AHI has the right to acquire up to 40% of Tinjoy’s Winscan Platform, priced at a valuation of US$10 million taking for consideration to be approximately US$2-4 million. This can be in cash or shares in AHI or a combination as mutually agreed. ●12-24 month option to take up the 40% at AHI’s option to acquire a holding in WinScan. The option would be triggered should WinScan achieve user numbers of 5 million users a month. This would trigger a 20% investment of US$2 million from AHI. ●If WinScan achieves a user base of 10 million monthly users, AHI would be required to take up a 40% stake in WinScan at an agreed investment of US$4 million. ●In the event AHI exercises its option, the US$200,000 marketing and training advance will form part of the total investment outlined above. ●At the date of this report, US$50,000 in payments have been made to Tinjoy in lieu of AHI’s marketing contribution.
Paid amount	$ 150,000
Remaining balance	50,000
AHI [Member]
Commitments (Details) [Line Items]
Cash at subject to shareholder		$ 3,000,000
Amount of ordinary shares	$ 3,000,000